Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of fair value at amortized cost

	2025				2024
	Carrying amount	Fair value			Carrying amount		Fair value
		Level 1	Level 2	Level 3			Level 1	Level 2	Level 3

Assets
Credit card receivables	18,267,904	-	-	19,333,556	12,259,276		-	-	13,188,240
Loans to customers	9,421,458	-	-	9,834,661	5,321,885		-	-	5,639,873
Compulsory and other deposits at central banks	9,537,788				6,743,336
Other receivables	1,000,683				1,413,443
Other financial assets	148,777				78,483
Securities	3,141,504	1,052,384	2,053,383	-	885,418		544,845	330,745	-
Total	41,518,114	1,052,384	2,053,383	29,168,217	26,701,841		544,845	330,745	18,828,113

Liabilities
Deposits from customers	9,452,342				6,796,826	-
Bank receipt of deposits (RDB)	32,004,825				21,511,844
Bank certificate of deposit (CDB)	467,934	-	467,742	-	546,395		-	545,474	-
Payables to network	13,633,823	-	13,006,159	-	9,333,541		-	8,693,972	-
Borrowings and financing (i)	4,398,216	-	4,406,310	-	1,730,357		-	1,737,303	-
Repurchase agreements	783,837				308,583
Total	60,740,977	-	17,880,211	-	40,227,546		-	10,976,749	-

The valuation approach to specific categories of financial instruments is described below.

Schedule of fair value measurement

	2025
	Fair value Level 1	Fair value Level 2	Fair value Level 3	Total

Assets
Cash and cash equivalents
Short-term investments (i)	632,324	19,927	-	652,251

Government bonds
Latin America	11,701,147	-	-	11,701,147

Corporate bonds and other instruments
Certificate of bank deposits	-	216,712	-	216,712
Investment funds	26,722	7,626	36,769	71,117
Time deposit	-	187,683	-	187,683
Notes	-	818,885	-	818,885
Bill of credit (LC)	-	3	-	3
Real estate and agribusiness certificate of receivables	-	7,334	-	7,334
Real estate and agribusiness letter of credit	-	606	-	606
Corporate bonds and debentures	150,159	31,356	4,877	186,392
Equity instrument	-	-	27,120	27,120
Derivatives	288	45,923	34,537	80,748

Liabilities
Derivatives	17,426	48,543	-	65,969
(i)	Includes time deposits, investment funds and CDB balances.

	2024
	Fair value Level 1	Fair value Level 2	Fair value Level 3	Total

Assets
Cash and cash equivalents
Short-term investments (i)	161,094	8,671	-	169,765

Government bonds
Latin America	8,772,236	-	-	8,772,236
North America	177,006	-	-	177,006

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	1,365	-	1,365
Investment funds	86,802	36,615	-	123,417
Time deposit	-	303,970	-	303,970
Notes	-	51,029	-	51,029
Bill of credit (LC)	-	10	-	10
Real estate and agribusiness certificate of receivables	-	9,430	-	9,430
Real estate and agribusiness letter of credit	-	1,283	-	1,283
Corporate bonds and debentures	1,039,320	86,790	-	1,126,110
Equity instrument	-	-	12,900	12,900
Derivatives	219	24,580	50,665	75,464

Liabilities
Derivatives	2,500	29,829	-	32,329
(i)	Includes time deposits, investment funds and CDB balances.

Schedule of transfers between levels of the fair value hierarchy

	2025
	Equity instrument	Derivatives	Investment funds	Corporate bonds and debentures	Total

Financial assets at beginning of year	12,900	50,665	—	—	63,565
Acquisitions	10,000	—	36,709	—	46,709
Settlements	—	—	(2,713)	—	(2,713)
Total gains or losses	4,220	(16,128)	3,085	—	(8,823)
In profit or loss	4,220	(16,128)	2,654	—	(9,254)
In OCI	—	—	431	—	431
Transfer in Level 3	—	—	—	4,877	4,877
Effect of changes in exchange rates (OCI)	—	—	(312)	—	(312)
Financial assets at end of year	27,120	34,537	36,769	4,877	103,303

	2024
	Equity instrument	Derivatives	Investment funds	Total

Financial assets at beginning of year	13,199	20	—	13,219
Acquisitions	—	50,635	97,457	148,092
Total gains or losses	(299)	10	81	(208)
In profit or loss	(299)	10	5,933	5,644
In OCI	—	—	(5,852)	(5,852)
Transfer out Level 3 (i)	—	—	(86,028)	(86,028)
Financial assets at end of year	12,900	50,665	—	63,565

	2023
	Equity instrument	Derivatives	Total

Financial assets at beginning of year	22,082	27,908	49,990
Total gains or losses	(8,883)	(27,888)	(36,771)
In profit or loss	(8,883)	(27,888)	(36,771)
Financial assets at end of year	13,199	20	13,219

(i)	In November 2024, the Group obtained control of an investment fund (FIDC) recorded as level 3 in the fair value hierarchy. As a result, the Group began consolidating the assets and liabilities of this fund in these consolidated financial statements.